Acquisitions - Changyi Group - Additional Information (Details) - Changyi Group - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019
Business acquisition
Gross carrying amount	$ 1,830
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)		5.00%
Developed technology
Business acquisition
Estimated useful life	5 years
Gross carrying amount	$ 117
Customer relationship
Business acquisition
Estimated useful life	5 years
Gross carrying amount	$ 1,103
Contract backlog
Business acquisition
Estimated useful life	3 years
Gross carrying amount	$ 610
Income approach | Fair value inputs discount rate
Business acquisition
Intangible asset measurement input	30.20%
Minimum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	10.00%
Maximum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	30.00%